TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	December 31,
	2019	2018
	U.S. dollars in thousands
Trade receivables:
Open accounts	$8,996	$7,040
Checks receivable	37	22
	9,033	7,062
Less - allowance for doubtful accounts	493	270
	$8,540	$6,792
Presented in the statements of financial position as follows:
Under current assets	$8,384	$6,549
Under non-current assets	156	243
	$8,540	$6,792

	December 31,
	2019	2018
	U.S. dollars in thousands
Other receivables:
Institutions	$591	$181
Advances to suppliers	236	187
Employees	114	91
Prepaid expenses	411	556
Miscellaneous	52	3
	$1,404	$1,018